Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Schedule of amortized costs, gross unrealized gains, gross unrealized losses, and fair values for securities

The amortized costs, gross unrealized gains, gross unrealized losses and fair values for securities at December 31, 2012 and 2011 are as follows:

	2012
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Available-for-Sale
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$11,150	261	—	11,411
Obligations of states and political subdivisions	2,816	183	—	2,999
Mortgage-backed securities – government	668	58	—	726
Other securities	110	—	—	110

Total available-for-sale	$14,744	502	—	15,246

	2012
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Held-to-Maturity
Obligations of states and political subdivisions	$6,960	227	(9)	7,178

	2011
	Amortized costs	Gross unrealized gains		Gross unrealized losses	Fair values
Available-for-Sale
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$14,567	174	(3)	(3)	14,738
Obligations of states and political subdivisions	2,841	139		—	2,980
Mortgage-backed securities – government	875	77		—	952
Other securities	110	—		—	110

Total available-for-sale	$18,393	390		(3)	18,780

	2011
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Held-to-Maturity
Obligations of states and political subdivisions	$5,989	176	—	6,165

Schedule of gross unrealized losses and fair value of the Company's investments

The following table shows the gross unrealized losses and fair value of the Company’s investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012:

	Less than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Description of Securities
Obligations of states and political subdivisions	$1,176	9	1,176	9

Total temporarily impaired securities	$1,176	9	1,176	9

The following table shows the gross unrealized losses and fair value of the Company’s investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011:

	Less than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Description of Securities
Obligations of states and political subdivisions	$2,035	3	2,035	3

Total temporarily impaired securities	$2,035	3	2,035	3

Schedule of amortized costs and fair values of available-for-sale and held-to-maturity securities

The amortized costs and fair values of available-for-sale and held-to-maturity securities at December 31, 2012, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	2012
	Available-for-Sale		Held-to-Maturity
	Amortized costs	Fair values	Amortized costs	Fair values

Due in one year or less	$210	211	705	708
Due after one year through five years	11,390	11,676	4,406	4,478
Due after five years through ten years	1,989	2,047	1,849	1,992
Due after ten years	487	586	—	—

	14,076	14,520	6,960	7,178

Mortgage-backed securities	668	726	—	—

Totals	$14,744	15,246	6,960	7,178